COST OF SALES	12 Months Ended
Dec. 31, 2022
Cost of sales [Abstract]
Cost of Sales	Cost of Sales

	Gold		Copper		Other[4]		Total
For the years ended December 31	2022	2021	2022	2021	2022	2021	2022	2021
Site operating cost[1,2,3]	$4,678	$4,218	$336	$266	$—	$—	$5,014	$4,484
Depreciation[1]	1,756	1,889	223	197	18	16	1,997	2,102
Royalty expense	342	371	103	103	—	—	445	474
Community relations	37	26	4	3	—	—	41	29
Total	$6,813	$6,504	$666	$569	$18	$16	$7,497	$7,089
[1]Site operating costs and depreciation include charges to reduce the cost of inventory to net realizable value of $104 million (2021: $22 million). Refer to note 17.
[2]Site operating costs includes the costs of extracting by-products.
[3]Includes employee costs of $1,448 million (2021: $1,396 million).
[4]Other includes corporate amortization.